Dividends (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends to shareholders

	2021			2020			2019
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	17.00	348	249	16.57	335	241	16.08	450	94
Final dividend in respect of the prior year	32.00	1,065	54	31.26	557	517	30.44	710	319
	49.00	1,413	303	47.83	892	758	46.52	1,160	413